Shareholder's equity (Details) - USD ($)		12 Months Ended		15 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Shareholder's equity (Details) [Line Items]
Shares authorized		800,000,000	2,493,391	2,001,071
Cent			one
Number of shares issued		112,824,184
Ordinary share value			2,493,391	2,001,071
Ordinary share vote		one
Right to dividend		one
Opco shares issued		10,464,612
Holdco ordinary share (in Dollars)		$ 92,628,689
Exchange ratio		33.4448%
Aggregate subscription price (in Dollars)		$ 201,955
Total aggregate amount (in Dollars)		202
SPAC sponsors (in Dollars)		$ 0.1250000
Ordinary shares issued		11,714,612
Payments of other equity instruments (in Dollars)		$ 101,859
Recognized finance expenses (in Dollars)		4,506
Redeemed share	4,500,000
Purchase price (in Dollars)	$ 45,000,000	$ 45,000,000
Redeemable A Shares [Member]
Shareholder's equity (Details) [Line Items]
Redeemable shares		4,000,000
Holdco Redeemable B Shares [Member]
Shareholder's equity (Details) [Line Items]
Redeemable shares		4,500,000
Holdco ordinary shares		4,500,000
OpCo Ordinary Shares [Member]
Shareholder's equity (Details) [Line Items]
Opco shares issued		97,128,690
Outstanding shares		2,904,146
Holdco Redeemable B Shares [Member]
Shareholder's equity (Details) [Line Items]
Redeemable B shares		4,500,000